Interim Report 2022 and statutory accounts	6 Months Ended
Jun. 30, 2022
Interim Financial Reporting [Abstract]
Interim Report 2022 and statutory accounts

14	Interim Report 2022 and statutory accounts

The information in this Interim Report 2022 is unaudited and does not constitute statutory accounts within the meaning of section 434 of the Companies Act 2006. This Interim Report 2022 was approved by the Board of Directors on 1 August 2022. The statutory accounts of HSBC Bank plc for the year ended 31 December 2021 have been delivered to the Registrar of Companies in England and Wales in accordance with section 447 of the Companies Act 2006.